Summary of Revenues by Geographic Region (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 407,459	$ 334,160	$ 270,161
Sales tax	(282)	(99)	(142)
Sales revenue, services	407,177	334,061	270,019
United States
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	271,346	239,028	209,579
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	44,730	42,167	31,801
Other Countries
Segment Reporting, Revenue Reconciling Item [Line Items]
Gross revenues	$ 91,383	$ 52,965	$ 28,781